Financial risk management - Exposure to currency risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	$ 185.5	$ 200.8	$ 481.5
Deferred tax assets	4.9	0.0
Deferred tax liability	(74.8)	(66.8)
Reclamation and closure cost obligations	(124.2)	(121.2)	$ (160.2)
Canadian dollar | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents	15.5	33.9
Trade and other receivables	6.3	10.4
Investments	7.1	35.6
Income tax receivable (payable)	0.4	(0.4)
Deferred tax assets	4.9
Trade and other payables	(126.2)	(128.6)
Deferred tax liability	(74.8)	(66.8)
Reclamation and closure cost obligations	(123.4)	(119.5)
Share units	(9.9)	(1.8)
Total exposure to currency risk	$ (300.1)	(237.2)
Mexican peso | Currency risk
EXPOSURE TO CURRENCY RISK
Cash and cash equivalents		0.0
Trade and other receivables		0.4
Investments		0.0
Income tax receivable (payable)		0.0
Trade and other payables		(1.3)
Deferred tax liability		0.0
Reclamation and closure cost obligations		0.0
Share units		0.0
Total exposure to currency risk		$ (0.9)